Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net trading gains (losses):
Realized	$ 1,357,010	$ 6,112,004
Change in unrealized	(3,985,745)	1,710,493
Commissions	(81,722)	(98,386)
Total trading gains (losses)	(2,710,457)	7,724,111
Investment income (loss):
Interest income	66,249	63,124
Other income	536,778	445,653
Loss from MF Global (Note 4)	(1,130,702)
Total investment income	(527,675)	508,777
Expenses:
Management fees - General Partner	462,368	461,453
Administrative and other fees	858,136	798,078
Total Expenses	1,320,504	1,259,531
Net investment loss	(1,848,179)	(750,754)
Net income (loss)	(4,558,636)	6,973,357
General Partner [Member]
Expenses:
Net income (loss)	(86,816)	110,545
Net increase (decrease) in NAV per GP and LP unit for the period:
Net increase (decrease) in NAV per Unit	$ (21.52)	$ 27.40
Net income (loss) per General and Limited Partners (based on weighted average number of units outstanding during the period):
Net income (loss) per General Partners	(86,816)	110,545
Limited Partners Series A [Member]
Expenses:
Net income (loss)	(4,351,948)	6,830,491
Net increase (decrease) in NAV per GP and LP unit for the period:
Net increase (decrease) in NAV per Unit	$ (21.52)	$ 27.40
Net income (loss) per General and Limited Partners (based on weighted average number of units outstanding during the period):
Net income (loss) per Limited Partners	(4,351,948)	6,830,491
Limited Partners Series B [Member]
Expenses:
Net income (loss)	(119,872)	32,321
Net increase (decrease) in NAV per GP and LP unit for the period:
Net increase (decrease) in NAV per Unit	$ (23.52)	$ 17.61
Net income (loss) per General and Limited Partners (based on weighted average number of units outstanding during the period):
Net income (loss) per Limited Partners	$ (119,872)	$ 32,321